Intangible Assets - Summary of Carrying Value of Goodwill (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Goodwill	£ 2,434	£ 2,480
Assessment & Qualifications [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,355	1,361
Virtual Learning [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	419	443
English Language Learning [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	255	259
Workforce Skills [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	337	348
Higher Education [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	£ 68	£ 69